Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Dragon Jade Holdings Limited [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	100.00%	100.00%
Peng Oi Investment (Hong Kong) Holdings Limited [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	100.00%	100.00%
Peng Yida Business Consulting (Shenzhen) Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	100.00%	100.00%
Shenzhen Pengai Hospital Investment Management Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	100.00%	100.00%
Shenzhen Pengcheng Hospital Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	100.00%	100.00%
Shenzhen Pengai Aesthetic Medical Hospital Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	100.00%	100.00%
Haikou Pengai Aesthetic Medical Hospital Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	87.00%	87.00%
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	67.50%	67.50%
Shanghai Pengai Medical Technology Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	0.00%	0.00%
Shengli Aesthetic Technology Investment,Hong Kong Company Limited [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	0.00%	0.00%
Aih Investment Management Corp. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	100.00%	100.00%
Shenzhen Pengai Culture Broadcast Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	100.00%	100.00%
Shanghai Pengai Aesthetic Medical Outpatient Department Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	80.00%	80.00%
Newa Medical Aesthetics Limited [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)		100.00%
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	96.00%	96.00%
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	94.00%	94.00%
Shanghai Pengai Jiahong (formerly known as Shanghai Mingyue Yueji) Aesthetic Medical Outpatient Department Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)		64.00%
Guangzhou Pengai Xiuqi Aesthetic Medical Outpatient Department Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	73.00%	73.00%
Beijing Aomei Yixin Investment Consultant Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	95.00%	95.00%
Beijing Aomei Yixin Investment Consultant Co., Ltd. Pengai (formerly known as Beijing Haiyue Xingguang) Aesthetic Medical Clinic [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	95.00%	95.00%
Yantai Pengai Cosmetic Surgery Hospital Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	95.00%	95.00%
Shenzhen Ruimei Enterprise Management Co., Ltd. [Member]
Particulars of the subsidiaries - Schedule of List of the Principal Subsidiaries (Details) [Line Items]
Proportion of equity interest held (as a percent)	100.00%	100.00%